Capital and financial risk management - Credit risk - Financing activities - Cash collateral (Details) - EUR (€) € in Millions	Mar. 31, 2020	Mar. 31, 2019
Credit risk
Capital and financial risk management
Cash collateral	€ 5,292	€ 2,011